Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Columbia Strategic Income Fund), New Blended Benchmark (reflects no deductions for fees, expenses or taxes))	0 Months Ended
Feb. 24, 2012
(Columbia Strategic Income Fund) | New Blended Benchmark (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	10.20%
5 years	7.68%
10 years	7.97%